REGULATORY FEES (Tables)	12 Months Ended
Dec. 31, 2019
REGULATORY FEES
Schedule of regulatory fees

	12/31/2019	12/31/2018
Current
Research and Development - R&D	397,125	425,669
RGR quota	120,162	125,900
Compensation for the use of water resources	72,212	61,236
CDE contribution	16,579	16,400
PROINFA contribution	11,433	14,714
Inspection fee for electric energy services	10,100	9,098
	627,611	653,017
Non-current
Research and Development - R&D	730,246	698,917
RGR quota	57	22,619
	730,303	721,536

TOTAL	1,357,914	1,374,553